Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 8
Central Index Key	0000887991
Amendment Flag	false
Document Creation Date	Nov. 30, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Nov. 30, 2012